Investments in equity accounted units - Summary of Investments in equity accounted units (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in equity accounted units [Line Items]
– Non-current assets	$ 78,464	$ 76,535
Current assets	24,432	20,855
Total assets	102,896	97,390
Non-current liabilities	(33,679)	(33,880)
Total liabilities	(46,306)	(45,487)
Rio Tinto's share of net assets	3,504	3,764
Investment in equity accounted units
Disclosure of Investments in equity accounted units [Line Items]
– Non-current assets	5,139	5,307
Current assets	1,063	1,077
Total assets	6,202	6,384
Current liabilities	(788)	(785)
Non-current liabilities	(1,910)	(1,835)
Total liabilities	(2,698)	(2,620)
Rio Tinto's share of net assets	$ 3,504	$ 3,764	$ 3,971